OTHER FINANCIAL DATA - REGULATORY MATTERS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Fixed Price Contracts And Other Derivatives [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	$ 76		$ 58
Deferred Income Tax Charges [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	824		788
Deferred Income Tax Charges [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	195		110
Pension And Other Postretirement Benefit Obligations [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	171		106
Pension And Other Postretirement Benefit Obligations [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	613		231
Employee Benefit Costs [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	52		51
Asset Retirement Obligation Costs [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(1,557)	[1]	(1,403)	[1]
Asset Retirement Obligation Costs [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(1,167)	[1]	(1,205)	[1]
Loss on Reacquired Debt [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	12		14
Loss on Reacquired Debt [Member] | San Diego Gas and Electric Company [Member] | Maximum [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Remaining Amortization Period	13 years
Loss on Reacquired Debt [Member] | San Diego Gas and Electric Company [Member] | Minimum [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Remaining Amortization Period	5 months
Loss on Reacquired Debt [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	12		14
Loss on Reacquired Debt [Member] | Southern California Gas Company [Member] | Maximum [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Remaining Amortization Period	11 years
Loss on Reacquired Debt [Member] | Southern California Gas Company [Member] | Minimum [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Remaining Amortization Period	7 years
Environmental Restoration Costs [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	27		20
Environmental Restoration Costs [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	22		14
Workers Compensation Costs [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	23		26
Wildfire Litigation Costs [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	373		330
Costs related to SONGS plant closure [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	308		303
Legacy Meters [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	47		62
Remaining Amortization Period	3 years
Sunrise Powerlink Fire Mitigation [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	116		115
Remaining Amortization Period	55 years
Other Utility Costs [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	10		15
Net Regulatory Assets (Liabilities) S D G E [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	407		408
Net Regulatory Assets (Liabilities) So Cal Gas [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(250)		(759)
Net Regulatory Assets (Liabilities) Other [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	6		(3)
Net Regulatory Assets (Liabilities) Sempra Energy Consolidated [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	163		(354)
Sempra Natural Gas Segment [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(17)		(11)
Sempra Mexico Segment [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	$ 23		$ 8

[1]	Related to obligations discussed below in “Asset Retirement Obligations.”